INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 30,170,149	$ 1,264,147,700	₫ 41,624,960
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	29,733,814	1,245,864,996	35,963,511	$ 1,506,893,112
Long-term loans from banks, Non-current portion	22,590,438	946,553,172	27,652,234	1,158,645,521
Long-term loans from banks, Current portion	7,143,376	299,311,824	8,311,277	348,247,591
Outstanding balance of collateral cover ratio less than required ratio specified in borrowing agreements	17,125,887	718
Non-current outstanding borrowing subject to collateral cover ratio	14,819,192	621
Syndicated loan No.1
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	13,997,995	586,524,554	15,287,959	640,574,834
Long-term loans from banks, Current portion	2,176,904	91,213,609	2,119,385	88,803,528
Syndicated loan No.2
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	4,473,261	187,432,372	5,563,099	233,097,251
Long-term loans from banks, Current portion	4,473,261	187,432,372	1,277,045	53,508,967
Syndicated loan No.3
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks			4,714,072	197,522,501
Long-term loans from banks, Current portion			4,714,072	197,522,501
Syndicated loan No.4
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,200,874	92,217,967	2,290,606	95,977,793
Long-term loans from banks, Current portion	358,215	15,009,428	176,775	7,406,981
Syndicated loan No.5
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	3,127,891	131,060,546	2,912,644	122,041,565
Long-term loans from banks, Current portion	129,791	5,438,322
Syndicated loan No.6
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	5,918,804	248,001,508	5,137,283	215,255,300
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	14,989	628,049	57,848	2,423,868
Long-term loans from banks, Non-current portion	28,083	1,176,695
Long-term loans from banks, Current portion	₫ 5,205	$ 218,093	₫ 24,000	$ 1,005,614